NET LOSS PER SHARE OF COMMON STOCK	12 Months Ended
Dec. 31, 2021
NET LOSS PER SHARE OF COMMON STOCK
NET LOSS PER SHARE OF COMMON STOCK

14.NET LOSS PER SHARE OF COMMON STOCK

The basic and diluted net loss per share attributable to common shareholders for the years ended December 31, 2021 and 2020 were as follows:

	2021	2020
Net loss	$(31,338,861)	$(24,171,001)
Weighted-average shares outstanding - Basic and Diluted	1,886,798	1,338,666
Net loss per share - Basic and Diluted	$(16.61)	$(18.06)

There is no common stock and convertible preferred stock that were dilutive for the years ended December 31, 2021 and 2020. Due to net losses for the years ended December 31, 2021 and 2020, basic and diluted net loss per common share were the same, as the effect of potentially dilutive securities would have been anti-dilutive. The following outstanding balances of common share equivalent securities have been excluded from the calculation of diluted weighted-average common shares outstanding because the effect is anti-dilutive for the periods presented:

	2021	2020
Stock options	198,500	85,000
Convertible preferred stock	12,658,312	9,419,740
Unvested Common Stock	—	629,043
Total	12,856,812	10,133,783